Delaware Core Bond Fund
Delaware Core Bond Fund

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 7.13%. During the periods illustrated in this bar chart, the Fund's highest quarterly return was 2.96% for the quarter ended September 30, 2010 and its lowest quarterly return was -1.49% for the quarter ended December 31, 2010.

DELAWARE GROUP® INCOME FUNDS

Delaware Core Bond Fund

Supplement to the Fund’s Institutional Class
Summary and Statutory Prospectuses dated November 28, 2011 (the “Prospectuses”)

The following replaces the paragraph immediately following the bar chart in the Prospectuses under “How has the Delaware Core Bond Fund performed”:

As of September 30, 2011, the Fund's Institutional Class shares had a calendar year-to-date return of 7.13%. During the periods illustrated in this bar chart, the Fund's highest quarterly return was 2.96% for the quarter ended September 30, 2010 and its lowest quarterly return was -1.49% for the quarter ended December 31, 2010.

Please keep this Supplement for future reference.

This Supplement is dated May 23, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.